Property, Plant and Equipment Table (details) (USD $) In Thousands, unless otherwise specified									12 Months Ended				12 Months Ended						12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Land Member	Dec. 31, 2011 Land Member	Dec. 31, 2012 Gathering systems	Dec. 31, 2011 Gathering systems	Dec. 31, 2012 Gathering systems Minimum [Member]	Dec. 31, 2012 Gathering systems Maximum [Member]	Dec. 31, 2012 Pipelines And Equipment [Member]	Dec. 31, 2011 Pipelines And Equipment [Member]	Dec. 31, 2012 Pipelines And Equipment [Member] Minimum [Member]	Dec. 31, 2012 Pipelines And Equipment [Member] Maximum [Member]	Dec. 31, 2012 Asset Under Construction Member	Dec. 31, 2011 Asset Under Construction Member	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2012 Other Minimum [Member]	Dec. 31, 2012 Other Maximum [Member]
Property Plant And Equipment Line Items
Property, plant and equipment	$ 3,432,392	[1]	$ 2,708,271	[1]	$ 501	$ 364	$ 2,911,572	$ 2,479,184			$ 91,126	$ 90,883			$ 422,002	$ 132,913	$ 7,191	$ 4,927
Accumulated depreciation	714,436	[1]	587,119	[1]
Net property, plant and equipment	$ 2,717,956	[1]	$ 2,121,152	[1]
Estimated useful life									5 years	47 years			15 years	45 years					3 years	25 years

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.